Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Schedule of components of lease expense
	For the Years Ended December 31,
	2022	2021	2020
Operating lease cost	$214,959	$85,481	$50,244
Short-term lease costs	-	-	-
Total lease cost	$214,959	$85,481	$50,244

Schedule of supplemental cash flow information related to leases
	For the Years Ended December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flow from operating leases	$42,484	$10,075	$9,420

Weighted-average remaining lease term	4.0 years	14.2 years	5.97 years
Weighted-average discount rate	3.50%	3.75%	5.39%

Schedule of supplemental balance sheet information related to leases
	As of December 31,
	2022	2021
Operating lease right-of-use assets	$783,658	$4,604,365
Operating lease right-of-use assets, related parties	-	-
Total lease right-of-use assets	783,658	4,604,365

Operating lease liabilities, current	212,814	268,403
Operating lease liabilities-related parties, current	-	-
Operating lease liabilities-related party, non-current	683,113	4,846,760
Total operating lease liabilities	$895,927	$5,115,163

Schedule of maturity of our operating lease liabilities
2023	240,000
2024	240,000
2025	240,000
2026	240,000
Total	960,000
Less imputed interest	(64,073)
Total operating lease liabilities	$895,927